THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 52.7%

	Shares	Fair Value

Australia — 0.3%
BHP Group	684	$19,657
Woodside Energy Group	121	2,411

		22,068

Belgium — 0.3%
Ageas	163	7,556
Anheuser-Busch InBev	245	14,939

		22,495

Brazil — 0.3%
Vale ADR, Cl B	875	10,666
Wheaton Precious Metals	219	10,325

		20,991

Canada — 8.2%
Agnico Eagle Mines	186	11,102
Alimentation Couche-Tard	410	23,423
Bank of Montreal	302	29,514
Bank of Nova Scotia	505	26,148
Barrick Gold	722	12,020
BCE	434	14,762
Brookfield, Cl A	679	28,439
Brookfield Asset Management, Cl A	178	7,484
Canadian Imperial Bank of Commerce	449	22,784
Canadian National Railway	276	36,379
Canadian Natural Resources	563	42,989
Canadian Pacific Kansas City	375	33,095
Cenovus Energy	576	11,526
CGI, Cl A*	150	16,565
Enbridge	806	29,155
Fortis	292	11,548
Manulife Financial	1,060	26,499
Nutrien	254	13,813
Rogers Communications, Cl B	224	9,187
Royal Bank of Canada	556	56,132
Shopify, Cl A*	421	32,510
Sun Life Financial	386	21,082
Suncor Energy	615	22,719
TC Energy	435	17,500
TELUS	780	12,490

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Canada (continued)
Toronto-Dominion Bank	713	$43,073
Waste Connections	129	22,199

		634,137

China — 0.7%
NXP Semiconductors	119	29,485
Prosus	667	20,943

		50,428

Denmark — 2.7%
Coloplast, Cl B	92	12,420
DSV	105	17,058
Genmab*	31	9,354
Novo Nordisk, Cl B	1,164	148,531
Orsted*	106	5,900
Vestas Wind Systems*	509	14,224

		207,487

Finland — 0.7%
Kone, Cl B	242	11,275
Neste	217	5,882
Nokia	2,482	8,822
Nordea Bank	1,572	17,776
UPM-Kymmene	334	11,135

		54,890

France — 7.7%
Air Liquide	216	44,986
Airbus	248	45,725
AXA	860	32,336
BNP Paribas	382	27,171
Capgemini	93	21,424
Cie de Saint-Gobain	265	20,586
Danone	231	14,941
Dassault Systemes	438	19,414
Engie	665	11,139
EssilorLuxottica	123	27,856
Euroapi*	129	389
Hermes International SCA	11	28,108
Legrand	190	20,155
L’Oreal	75	35,531
LVMH Moet Hennessy Louis Vuitton	89	80,135

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

France (continued)
Orange	410	$4,821
Safran	150	34,028
Sanofi	329	32,320
TotalEnergies	873	59,842
Vinci	242	31,039
Worldline*	159	1,971

		593,917

Germany — 5.4%
adidas	68	15,202
Allianz	124	37,203
BASF	403	23,037
Bayer	347	10,654
Bayerische Motoren Werke	148	17,097
BioNTech ADR*	34	3,136
Daimler Truck Holding	231	11,716
Deutsche Bank	738	11,622
Deutsche Boerse	88	18,024
Deutsche Post	397	17,114
Deutsche Telekom	1,243	30,205
Deutsche Wohnen	104	2,134
E.ON	916	12,747
Fresenius & Co.	203	5,481
Infineon Technologies	596	20,286
Mercedes-Benz Group	312	24,871
RWE	285	9,683
SAP	385	75,035
Siemens	304	58,099
Vonovia	360	10,653
Zalando*	182	5,207

		419,206

Ireland — 0.6%
CRH PLC	387	33,380
ICON PLC ADR*	40	13,438

		46,818

Israel — 0.0%
Tower Semiconductor*	60	1,972

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Italy — 2.1%
Enel	2,843	$18,788
Eni	1,176	18,604
Ferrari	59	25,743
Intesa Sanpaolo	9,496	34,490
Snam	1,697	8,020
Stellantis	1,065	30,302
UniCredit	704	26,744

		162,691

Netherlands — 3.1%
Akzo Nobel	121	9,041
ASML Holding	156	150,317
Heineken	85	8,201
ING Groep	1,641	27,020
Koninklijke Ahold Delhaize	455	13,622
Koninklijke Philips*	542	10,891
Wolters Kluwer	129	20,229

		239,321

Singapore — 0.2%
STMicroelectronics	394	16,993

South Korea — 0.0%
Delivery Hero, Cl A*	100	2,864

Spain — 1.6%
Amadeus IT Group	265	17,012
Banco Santander	7,145	34,890
Iberdrola	2,491	30,925
Industria de Diseno Textil	605	30,494
Telefonica	2,411	10,647

		123,968

Sweden — 2.6%
Alleima	477	3,218
Atlas Copco, Cl A	2,294	36,965
Castellum*	477	6,286
Essity, Cl B	311	7,394
Evolution	93	11,573
H & M Hennes & Mauritz, Cl B	609	9,943
Hexagon, Cl B	1,554	18,414
Investor, Cl B	1,504	37,788

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

Sweden (continued)
Kinnevik, Cl B*	430	$4,824
Nibe Industrier, Cl B	1,097	5,392
Sandvik	758	16,851
Swedbank	562	11,158
Telefonaktiebolaget LM Ericsson, Cl B	1,550	8,355
Volvo, Cl B	927	25,150

		203,311

Switzerland — 6.3%
ABB	797	37,067
Accelleron Industries	85	3,188
Alcon	240	19,915
Cie Financiere Richemont, Cl A	185	28,242
Holcim	241	21,850
Lonza Group	36	21,591
Nestle	932	99,077
Novartis	725	70,327
Roche Holding	242	61,716
Sandoz Group*	145	4,381
Sika	85	25,348
Swiss Re	126	16,220
UBS Group	1,446	44,533
Zurich Insurance Group	55	29,695

		483,150

United Kingdom — 9.9%
Anglo American PLC	447	11,021
Ashtead Group PLC	246	17,527
AstraZeneca PLC	482	65,017
BAE Systems PLC	1,442	24,582
Barclays PLC	6,694	15,492
Barratt Developments PLC	1,207	7,252
BP PLC	6,227	38,993
British American Tobacco PLC	752	22,856
Compass Group PLC	804	23,594
Croda International PLC	139	8,607
Diageo PLC	849	31,376
Experian PLC	504	21,991
Flutter Entertainment PLC*	85	16,955
Glencore PLC	4,695	25,817

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

COMMON STOCK (continued)

	Shares	Fair Value

United Kingdom (continued)
GSK PLC	1,388	$29,958
Haleon PLC	1,919	8,075
HSBC Holdings PLC	6,726	52,594
Informa PLC	1,211	12,716
Just Eat Takeaway.com*	128	1,899
Legal & General Group PLC	4,161	13,372
Lloyds Banking Group PLC	30,803	20,141
London Stock Exchange Group PLC	182	21,819
Mondi PLC	444	7,821
National Grid PLC	1,585	21,344
Prudential PLC	1,187	11,141
Reckitt Benckiser Group PLC	229	13,053
RELX PLC	900	38,928
Shell PLC	2,541	84,260
Smith & Nephew PLC	663	8,305
SSE PLC	618	12,881
Standard Chartered PLC	1,328	11,263
Taylor Wimpey PLC	4,223	7,311
Unilever PLC	854	42,888
Vodafone Group PLC	11,813	10,515

		761,364

Total Common Stock (Cost $3,548,927)		4,068,071

EXCHANGE TRADED FUNDS — 46.1%

iShares MSCI Australia ETF	6,864	169,266
iShares MSCI Austria ETF	1,379	29,950
iShares MSCI Brazil ETF	1,905	61,760
iShares MSCI Chile ETF	553	14,693
iShares MSCI China ETF	366	14,541
iShares MSCI India ETF	3,926	202,542
iShares MSCI Indonesia ETF	1,035	23,319
iShares MSCI Israel ETF	929	59,242
iShares MSCI Japan ETF	2,470	176,235
iShares MSCI Malaysia ETF	625	13,619
iShares MSCI Mexico ETF	455	31,536
iShares MSCI Philippines ETF	629	17,379

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND March 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS (continued)

	Shares	Fair Value
iShares MSCI Poland ETF	1,375	$32,436
iShares MSCI South Africa ETF	906	35,488
iShares MSCI Taiwan ETF	5,031	244,909
iShares MSCI Thailand ETF	338	19,743
Vanguard FTSE Emerging Markets ETF	11,584	483,864

Vanguard FTSE Pacific ETF	25,347	1,927,133

Total Exchange Traded Funds (Cost $3,269,208)		3,557,655

PREFERRED STOCK — 0.3%

Germany — 0.3%
Henkel & Co#	127	10,218
Volkswagen#	91	12,073

Total Preferred Stock (Cost $21,611)		22,291

Total Investments - 99.1% (Cost $6,839,746)		$7,648,017

Percentages are based on Net Assets of $7,716,548.

*	Non-income producing security.
#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

DEM-QH-001-0700